As filed with the Securities and Exchange Commission on November 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments as of September 30, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 95.8%
Air Freight & Logistics - 0.7%
FedEx Corp.		58,000	$4,362,760

Beverages - 2.6%
The Coca-Cola Company		159,800	8,581,260
Molson Coors Brewing Company - Class B		156,000	7,594,080
			16,175,340
Biotechnology - 2.9%
Charles River Laboratories International, Inc. (a)		253,600	9,378,128
Life Technologies Corporation (a)		175,000	8,146,250
			17,524,378
Business Services - 1.3%
Hewitt Associates, Inc. - Class A (a)		213,300	7,770,519

Capital Markets - 2.5%
BlackRock, Inc.		22,000	4,770,040
The Charles Schwab Corporation		277,000	5,304,550
The Goldman Sachs Group, Inc.		29,000	5,346,150
			15,420,740
Chemicals - 1.1%
E. I. du Pont de Nemours & Company		218,800	7,032,232

Commercial Services & Supplies - 3.6%
Cintas		340,000	10,305,400
Korn/Ferry International (a)		203,147	2,963,915
Pitney Bowes Inc.		350,000	8,697,500
			21,966,815
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)		267,700	6,301,658
CommScope, Inc. (a)		290,000	8,679,700
Motorola, Inc.		685,300	5,886,727
QUALCOMM Incorporated		64,000	2,878,720
			23,746,805
Computers & Peripherals - 4.5%
Dell Inc. (a)		654,000	9,980,040
Hewlett-Packard Company		279,700	13,204,637
International Business Machines Corporation (IBM)		36,200	4,329,882
			27,514,559
Construction & Engineering - 0.7%
Quanta Services, Inc. (a)		205,000	4,536,650

Consumer Finance - 1.3%
American Express Company		235,000	7,966,500

Containers & Packaging - 1.6%
Sealed Air Corporation		233,000	4,573,790
Sonoco Products Company		193,800	5,337,252
			9,911,042
Diversified Financial Services - 2.5%
AllianceBernstein Holding LP		559,000	15,249,520

Electronic Equipment & Instruments - 3.5%
Agilent Technologies, Inc. (a)		358,000	9,963,140
Rofin-Sinar Technologies, Inc. (a)		204,700	4,699,912
Thermo Fisher Scientific, Inc. (a)		162,000	7,074,540
			21,737,592
Food & Staples Retailing - 1.5%
Sysco Corporation		360,000	8,946,000

Health Care Equipment & Supplies - 11.6%
Becton, Dickinson and Company		94,000	6,556,500
Boston Scientific Corporation (a)		911,000	9,647,490
Covidien PLC (b)		254,400	11,005,344
DENTSPLY International Inc.		190,000	6,562,600
Hospira, Inc. (a)		164,000	7,314,400
Intuitive Surgical, Inc. (a)		12,000	3,147,000
STERIS Corporation		154,000	4,689,300
Stryker Corporation		215,000	9,767,450
Varian Medical Systems, Inc. (a)		81,500	3,433,595
Zimmer Holdings, Inc. (a)		161,000	8,605,450
			70,729,129
Health Care Products - 1.5%
Johnson & Johnson		154,800	9,425,772

Health Care Providers & Services - 0.8%
Quest Diagnostics Incorporated		92,600	4,832,794

Household Durables - 2.4%
Harman International Industries, Incorporated		203,000	6,877,640
Snap-on, Incorporated		233,000	8,099,080
			14,976,720
Household Products - 2.5%
Kimberly-Clark Corporation		127,100	7,496,358
The Procter & Gamble Company		132,000	7,645,440
			15,141,798
Industrial Conglomerates - 4.4%
3M Co.		103,100	7,608,780
Teleflex Incorporated		209,001	10,096,838
Tyco International Ltd. (b)		264,000	9,102,720
			26,808,338
Insurance - 4.1%
The Chubb Corporation		152,000	7,662,320
Hanover Insurance Group Inc.		137,900	5,699,407
W. R. Berkley Corporation		452,500	11,439,200
			24,800,927
IT Services - 1.2%
Accenture PLC - Class A (b)		194,100	7,234,107

Machinery - 3.9%
Cummins Inc.		93,000	4,167,330
Ingersoll-Rand Co. - Class A (b)		330,000	10,121,100
Pall Corporation		291,300	9,403,164
			23,691,594
Management Consulting Services - 1.4%
ABB Limited - ADR (b)		428,000	8,577,120

Media - 1.7%
The Walt Disney Company		385,000	10,572,100

Multiline Retail - 2.0%
Macy's, Inc.		662,800	12,122,612

Office Electronics - 2.0%
Xerox Corporation		1,467,000	11,354,580
Zebra Technologies Corporation - Class A (a)		27,500	713,075
			12,067,655
Oil & Gas - 0.7%
Exxon Mobil Corporation		61,900	4,246,959

Restaurants - 4.4%
Burger King Holdings Inc.		546,900	9,619,971
Jack in the Box Inc. (a)		385,000	7,888,650
McDonald's Corporation		169,000	9,644,830
			27,153,451
Semiconductor & Semiconductor Equipment - 3.6%
Intel Corporation		961,600	18,818,512
Novellus Systems, Inc. (a)		150,000	3,147,000
			21,965,512
Software - 4.0%
Adobe Systems, Incorporated (a)		97,000	3,204,880
Microsoft Corporation		611,000	15,818,790
Teradata Corporation (a)		200,000	5,504,000
			24,527,670
Specialty Retail - 9.4%
Bed Bath & Beyond, Inc. (a)		87,400	3,280,996
Collective Brands, Inc. (a)		430,200	7,455,366
The Gap, Inc.		281,000	6,013,400
The Home Depot, Inc.		471,800	12,568,752
Lowe's Companies, Inc.		388,000	8,124,720
PetSmart, Inc.		299,800	6,520,650
RadioShack Corporation		445,000	7,373,650
The TJX Companies, Inc.		167,300	6,215,195
			57,552,729
TOTAL COMMON STOCKS (Cost $533,718,614)			586,288,439

SHORT-TERM INVESTMENTS - 4.3%
Money Market Mutual Funds - 4.3%
First American Prime Obligations Fund - Class I		26,362,335	26,362,335

TOTAL SHORT-TERM INVESTMENTS (Cost $26,362,335)			26,362,335

TOTAL INVESTMENTS - 100.1%
(Cost $560,080,949)			612,650,774
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(394,343)
TOTAL NET ASSETS - 100.0%			$612,256,431

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments		$560,080,949
Gross unrealized appreciation		94,433,842
Gross unrealized depreciation		(41,864,017)
Net unrealized appreciation		$52,569,825

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments as of September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.3%
Biotechnology - 4.8%
Charles River Laboratories International, Inc. (a)	9,000	$332,820
Life Technologies Corporation (a)	6,200	288,610
		621,430
Business Services - 4.5%
Barrett Business Services, Inc.	24,000	253,920
Hewitt Associates, Inc. - Class A (a)	9,000	327,870
		581,790
Capital Markets - 4.3%
Janus Capital Group Inc.	20,000	283,600
Legg Mason, Inc.	8,900	276,167
		559,767
Commercial Services & Supplies - 4.6%
Brady Corporation - Class A	9,000	258,480
Cintas	11,000	333,410
		591,890
Communications Equipment - 2.3%
CommScope, Inc. (a)	10,000	299,300

Construction & Engineering - 1.4%
Quanta Services, Inc. (a)	8,000	177,040

Diversified Financial Services - 4.0%
AllianceBernstein Holding LP	19,000	518,320

Electronic Equipment & Instruments - 1.8%
Rofin-Sinar Technologies, Inc. (a)	10,000	229,600

Food & Staples Retailing - 1.9%
Nash Finch Company	9,000	246,060

Health Care Equipment & Supplies - 11.5%
Boston Scientific Corporation (a)	29,000	307,110
CONMED Corporation (a)	16,500	316,305
DENTSPLY International Inc.	8,000	276,320
Hospira, Inc. (a)	3,000	133,800
Medical Action Industries, Inc. (a)	24,000	289,680
STERIS Corporation	5,000	152,250
		1,475,465
Household Durables - 5.1%
Blount International, Inc. (a)	19,000	179,930
Harman International Industries, Incorporated	7,000	237,160
Snap-on, Incorporated	7,000	243,320
		660,410
Industrial Conglomerates - 5.3%
Teleflex Incorporated	14,000	676,340

Insurance - 2.7%
W. R. Berkley Corporation	13,500	341,280

Machinery - 10.3%
Columbus McKinnon Corporation (a)	22,000	333,300
Flanders Corporation (a)	50,000	258,000
The Middleby Corporation (a)	5,000	275,050
Pall Corporation	8,500	274,380
The Toro Company	4,500	178,965
		1,319,695
Multiline Retail - 3.8%
Macy's, Inc.	27,000	493,830

Office Electronics - 5.0%
Xerox Corporation	50,000	387,000
Zebra Technologies Corporation - Class A (a)	10,000	259,300
		646,300
Personal Products - 2.6%
Bare Escentuals, Inc. (a)	28,000	332,920

Restaurants - 9.6%
Burger King Holdings Inc.	21,000	369,390
The Cheesecake Factory Incorporated (a)	14,500	268,540
Cracker Barrel Old Country Store Inc.	9,500	326,800
Jack in the Box Inc. (a)	13,000	266,370
		1,231,100
Semiconductor & Semiconductor Equipment - 2.9%
Teradyne, Inc. (a)	40,000	370,000

Software - 1.8%
Teradata Corporation (a)	8,500	233,920

Specialty Retail - 10.1%
Collective Brands, Inc. (a)	14,500	251,285
The Dress Barn, Inc. (a)	13,000	233,090
DSW, Inc. - Class A (a)	14,000	223,580
The Finish Line, Inc. - Class A	29,000	294,640
RadioShack Corporation	18,000	298,260
		1,300,855
TOTAL COMMON STOCKS (Cost $11,969,745)		12,907,312

SHORT-TERM INVESTMENTS - 2.6%
Money Market Mutual Funds - 2.6%
First American Prime Obligations Fund - Class I	335,500	335,500

TOTAL SHORT-TERM INVESTMENTS (Cost $335,500)		335,500

TOTAL INVESTMENTS - 102.9%		13,242,812
(Cost $12,305,245)
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%		(369,089)
TOTAL NET ASSETS - 100.0%		$12,873,723

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	12,305,245
Gross unrealized appreciation	1,874,786
Gross unrealized depreciation	(937,219)
Net unrealized appreciation	937,567

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2009

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$ 122,377,612	$ -	$ -	$ 122,377,612
Consumer Staples	40,263,138	-	-	40,263,138
Energy	4,246,959	-	-	4,246,959
Financials	63,437,687	-	-	63,437,687
Health Care	109,586,613	-	-	109,586,613
Industrials	89,943,277	-	-	89,943,277
Information Technology	139,489,879	-	-	139,489,879
Materials	16,943,274	-	-	16,943,274
Total Equity	586,288,439	-	-	586,288,439
Short-Term Investments	26,362,335	-	-	26,362,335
Total Investments in Securities	$ 612,650,774	$ -	$ -	$ 612,650,774

Strategic Opportunities Fund
Equity
Consumer Discretionary	$ 3,686,195	$ -	$ -	$ 3,686,195
Consumer Staples	578,980	-	-	578,980
Financials	1,419,367	-	-	1,419,367
Health Care	2,096,895	-	-	2,096,895
Industrials	3,018,885	-	-	3,018,885
Information Technology	2,106,990	-	-	2,106,990
Total Equity	12,907,312	-	-	12,907,312
Short-Term Investments	335,500	-	-	335,500
Total Investments in Securities	$ 13,242,812	$ -	$ -	$ 13,242,812

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title /s/ Robert A. Olstein
  Robert A. Olstein, President

Date      11/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein, President

Date    11/24/09

By (Signature and Title) /s/ Michael Luper
   Michael Luper, Treasurer

Date    11/24/09